UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21418

Ancora Trust

(Exact Name of Registrant as Specified in Charter)

One Chagrin Highlands

2000 Auburn Drive, Suite 420

Cleveland, Ohio 44122

(Address of Principal Executive Offices)

Richard A. Barone

c/o Ancora Trust

One Chagrin Highlands

2000 Auburn Drive, Suite 420

Cleveland, Ohio 44122

 (Name and Address of Agent for Service)

Copy to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

600 Superior Ave., E., Suite 2100

Cleveland, Ohio 44114

Registrant's telephone number, including area code: (216) 825-4000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

06.30.09

SEMI ANNUAL REPORT

INTRODUCTION

THANK YOU…for choosing the Ancora Mutual Funds.  We have built the Ancora Funds to be unique and to capitalize on the evolving opportunities of the investment landscape.  Our management style has centered on building long-term success for our clients and is applied to the management of all of our funds.  Our Mutual Fund managers are the principals of the Fund’s Investment Adviser and are the original architects of the Mutual Funds they manage.  While no mutual fund can guarantee performance, the Ancora Funds do promise that our investment decisions will be based upon dedicated research and careful execution.  An Ancora Financial Advisor is at your disposal regardless of the size of your investment.

PERSONAL ASSISTANCE

1-866-6AN-CORA

Please feel free to dial our toll-free number to speak directly to a knowledgeable representative who can answer any questions or assist you with any issues concerning your account.

ONLINE ACCOUNT MANAGEMENT

Manage your personal account of Ancora Funds online.  www.ancora.ws

TABLE OF CONTENTS

INTRODUCTION INCLUDING SHAREHOLDER LETTER	1
ANCORA INCOME FUND	5
ANCORA EQUITY FUND	11
ANCORA MICROCAP FUND	17
ANCORA SPECIAL OPPORTUNITY FUND	23
GETTING STARTED	29
FINANCIAL REVIEW	33
FUND EXPENSES	57
TRUSTEES & OFFICERS & SERVICE PROVIDERS	60

This report and the financial statements contained herein are provided for the general information of the shareholders of the Ancora Funds.  Investors should carefully consider before investing each Fund’s investment objective, risks and expenses.  For a prospectus, which contains that information and more information about each Fund, please call 866-626-2672 or visit our website at www.ancorafunds.com.  Please read it carefully before you invest or send money.

INTRODUCTION

LETTER TO SHAREHOLDERS

Richard A. Barone

Chairman

Dear Shareholder:

Dear Shareholder:

If you weren’t paying attention, you would believe that very little happened during the six months ending June 30, 2009.  During this period the S&P 500 closed up 3% while the Dow Jones Industrial Average (DJIA) ended down 2%.  The full story, however, can be told only within the context of the March 9th low of 676 on the S&P 500 and 6,547 on the DJIA. At these lows the market decline totaled nearly 28% from its close on December 31, 2009, and almost 55% from its all-time high of 14,165 set on October 9, 2007.

The story for the second quarter, then, is the sharp recovery from the March lows within the context of a recovery in the U. S. economy. Here again, if you weren’t paying attention (and even if you were) you might attribute recent stock market gains to a variety of governmental programs designed to stimulate economic activity and reset a course for future economic growth. It makes a nice story for conventional consumption, but hardly reflects the real world.

The reality relates more to mistakes we’ve made with regard to financial structuring than to the normal ups and downs of the business cycle. In fact, we would attribute the majority of the market decline to the near collapse in the financial system caused by an unwinding in the housing and mortgage markets, and a much smaller portion to a recession in the economy. That unwinding, of course, caused what would have been a normal recession to become much deeper.

The recovery in stocks from their March lows, then, relates more to a return to normal functioning financial market, and the expectation of increased economic activity resulting from receding fear than any action associated with the recently revived Keynesian model of government spending. In fact, the expectation of increased government intervention in the economy, and its effect on economic growth, could be exactly the reason why future stock prices may reflect lower earnings multiples than in years past.  If this is the case, the recent level of stock prices, still off over 30% from the 2007 high and below levels set over 10 years ago, may be somewhere in the middle of a trading range lasting a number of years into the future.

Although bond prices, as reflected in the performance of longer term U.S. Treasury securities, declined a total of 4% during the six months ending June 30, these lower prices primarily reflected a retreat from flight to quality demand amid an improving tone in the credit markets.  In recent days prices have improved, leading analysts to believe that the FED will maintain its easy money policy and that inflation will not be a problem into the foreseeable future.

Ancora Income Fund

While the prices of all U.S. Treasury securities and a number of very high quality short term corporate bonds have tended to reflect the Federal Reserve’s monetary initiatives, a large contingent of the investment grade market did not. The meltdown in the credit markets in the first quarter and the noticeable return to sanity in the second quarter has been reflected in the portfolio values of the Ancora Income Fund. The Ancora Income Fund Class D produced a total return of nearly 11% for the last six months against The Lehman Aggregate Index which advanced approximately 2%. Investors who added to their holdings during this period were correspondingly rewarded.

Performance within the portfolio varied depending upon when certain securities were purchased or sold, but clearly the debt of banks and real estate investment trusts were the most volatile as they appear on both our best performing and the worst performing list. Prologis is one of the best managed international REIT’s and it clearly performed well after we added to our position during the first half of the year. Our holdings in the debt of PNC Financial, Citigroup and Equity Residential declined as the credit markets worsened in the first quarter, and never fully recovered as the first half closed.

Closed-End Investment Companies focused on income presented a number of excellent opportunities. In particular, the discount to net assets of John Hancock Patriot was compelling, and we took out ownership to the maximum. After a tender offer near net asset value and the repurchase of those shares at a significant discount, this was clearly our most successful investment. On the other hand we clearly made a mistake holding Nuveen Multi-Strategy Fund with its lower quality portfolio.

INTRODUCTION

ANCORA EQUITY FUND

Although the Ancora Equity Fund has outperformed the S&P 500 since inception, it slightly underperformed during the first half of the year. The Ancora Equity Fund Class D improved by approximately 2.5% against the S&P 500 Index, which advanced 3%. The best performance was clearly technology as IBM, Cisco, International Game Technology and EMC held the top four positions. Banks and media companies were amongst the worst performers as reflected in our positions in Time Warner and John Hancock Bank and Trust.

The greatest disappointment, however, has been General Electric. The poor performance of GE can be directly attributed to the poor performance of its finance division, but we had hoped its other divisions would carry it through. GE is a leader in infrastructure, medical technology, water treatment and homeland security. We expect its future to be more rewarding.

ANCORA SPECIAL OPPORTUNITY FUND

Although six months should not be relied upon as indicative of future results, the Ancora Special Opportunities Fund clearly stood out during the first half of the year. Based upon information provided by Morningstar, out of over 8,000 diversified, unleveraged U.S. mutual funds, which they follow, Ancora Special Opportunity was the best performing in all capitalization categories. The Ancora Special Opportunities Fund Class D for the six months advanced nearly 44% against the Wilshire Index which was up approximately 4.5%.

Our investment approach is eclectic as we seek special opportunities across all capitalization categories. Clearly, however, we tend to focus on smaller companies which have significant value characteristics. Although our research turns up investments which also qualify for our sister fund, Ancora Micro-Cap, the duplication is extremely small. Ancora Special Opportunities places a high priority on insider activity while it looks for a catalyst to unlock underlying value.

ANCORA MICRO-CAP FUND

In our December 31, 2008 report we stated our belief that the Micro-Cap portfolio contained many “deeply undervalued equities”. The 26% plus return for the Ancora Micro-Cap Fund Class D during the first six months of 2009 versus 6% for the Russell Micro-Cap Index affirmed that belief.  While some of the extreme undervaluation has narrowed due to our significant outperformance, with our price to book and price to sales ratios as of June 30, 2009 still 1/3 of The Russell Micro-Cap Index and with our average debt to equity ration at 9% compared to 24% for the index we believe our portfolio still offers exceptional value.

As might be expected, those companies which were severely depressed in price saw the greatest rebound with several companies including Crocs, Tasty Baking, Candela, Digirad, Osteotech, Deswel, Leadis and Westell all rising over 100% since December 31, 2008.

Sincerely,

Richard A Barone

Chairman

INTRODUCTION

ANCORA’S LEGACY

Ancora Advisors was incorporated in 2003, although its lineage dates back to 1973 when Richard Barone founded The Maxus Investment Group.  In 1985, the original Maxus Mutual Fund was founded and in the mid 1990’s the Maxus Investment Group merged with Gelfand Partners.  Since the acquisition of Maxus by a well-known regional bank in early 2001, many of the former principals have reunited “Once Again”.  In January 2004, the Ancora Family of Funds commenced operation and, as we have done in the past, we will again strive to build long-term success for our clients.

FUNDS	TICKER SYMBOL	INCEPTION DATE
ANCORA INCOME FUND
CLASS C	ANICX	1/5/2004
CLASS D	ANIDX	1/5/2004
ANCORA EQUITY FUND
CLASS C	ANQCX	1/5/2004
CLASS D	ANQDX	1/5/2004
ANCORA MICROCAP FUND
CLASS C	ANCCX	9/2/2008
CLASS D	ANCDX	9/2/2008
ANCORA SPECIAL OPPORTUNITY FUND
CLASS C	ANSCX	1/5/2004
CLASS D	ANSDX	1/5/2004

Distinguishing Features of Ancora:

Consistent investment process:

Each portfolio manager applies a consistent investment philosophy and process to building and managing the funds. We employ in-house research to identify companies we believe are currently trading at a substantial discount to what we consider to be their underlying business value.

Do not over-diversify:

Our portfolios generally hold a smaller number of stocks in the portfolio (25-60 stocks, for example, rather than 100-150) which is important to our investment philosophy. By building focused portfolios, our managers' best ideas can have a meaningful impact on investment performance.

Client Focus

Our commitment to our clients is to help them reach their financial objectives by making investments in our people and technology, maintaining high standards of excellence in performance, ethics and accuracy, and to always keep our clients' interests above all others.

Independence and Stability

As an employee-owned, full-service investment firm that has operated privately since our founding, we have the independence and objectivity to focus on what we believe is best for our clients.

Experienced Investment Team

Our investment management team consists of several senior professionals involved in both equity and fixed-income management. Our professional staff averages in excess of twenty years of investment experience.

ANCORA

INCOME FUND

ANCORA INCOME FUND

INVESTMENT OBJECTIVE:

THE ANCORA INCOME FUND SEEKS TO PROVIDE INVESTORS A HIGH LEVEL OF CURRENT INCOME WITH A SECONDARY OBJECTIVE OF CAPITAL APPRECIATION.

PORTFOLIO MANAGER:

Richard A. Barone

Chairman, Ancora Advisors

PORTFOLIO MANAGEMENT EXPERIENCE:

43 Years

RICHARD A. BARONE is Chairman of Ancora Advisors and oversees or manages a variety of investment strategies for the firm including the investments for the Ancora Funds.

Mr. Barone is the former Chief Executive Officer of Maxus Investment Group which he founded in 1973. Maxus became one of the oldest and largest privately held investment advisory and securities brokerage firms in the Midwest before the business was sold in January, 2001. Since 1973, Mr. Barone has managed a variety of proprietary mutual funds as well as the investment portfolios for institutional clients and high net worth individuals.

Mr. Barone was born in 1942 and is a graduate of Georgetown University with a degree in Economics. He has undertaken extensive graduate studies and independent research at Georgetown University, Northwestern University and Case Western Reserve University.

FUND STATISTICS:

_________________________

NET ASSETS:

$15.4 MILLION*

_________________________

INCEPTION DATE:

JANUARY 5, 2004

_________________________

TICKERS:

CLASS C – ANICX

CLASS D – ANIDX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $20,000

CLASS D – $1,000,000

* As of June 30, 2009

ANCORA INCOME FUND

INVESTMENT STRATEGY

■ Portfolio invests primarily in investment grade, income-producing securities, including securities of closed end funds having portfolios consisting primarily of income-producing securities.

■ To preserve investor’s capital through its active participation in the market.

■ Seeks to optimize return potential while maintaining moderate risk exposure

■ Utilizes bonds from well-established corporations and government agencies

■ Seeks to add value by actively managing duration

■ Sell discipline helps to manage risk

INVESTOR PROFILE

■ This Fund may be suitable for investors who seek to maximize current income from a high quality investment portfolio.

TOP HOLDINGS: JUNE 30, 2009 (d)
NAME	% OF NET ASSETS
John Hancock Patriot Select Dividend	5.2%
Montgomery Street Income	4.7%
CorTS Trust IV IBM - 7.00%	4.6%
General Electric Capital - 6.625%	4.4%
Reaves Utility Income	4.3%
Corporate-Backed Trust Verizon - 7.625%	4.3%
Gabelli Dividend & Income - 5.875%	4.2%
CorTS Trust Disney - 6.875%	4.1%
Corporate-Backed Trust Bristol Myers Squibb - 6.80%	4.1%
Royce Value - 5.90%	4.0%

SECTOR DIVERSIFICATION: JUNE 30, 2009 (d)
NAME	% OF NET ASSETS
Corporate Bonds	1.89%
Direct Trust Certificates	20.83%
Third Party Trust Certificates	24.23%
Convertible Preferred Securities	3.09%
Closed-End Income Funds	26.06%
Closed-End Fund, Senior Securities	8.17%
REIT Preferred Shares	14.48%
Money Market Securities	0.73%
Other	0.52%

TOTAL RETURNS: JUNE 30, 2009 (d)
	YTD 2009	ONE YEAR	THREE YEARS	INCEP TD(a)
ANCORA INCOME FUND - C(b)	10.68%	-2.10%	0.64%	1.95%
ANCORA INCOME FUND - D(b)	10.86%	-1.81%	0.93%	1.76%
LEHMAN AGG INDEX(c)	1.91%	6.06%	6.28%	5.86%

a)

Inception data reflects the annualized return since 1/05/04.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.

c)

The Lehman Aggregate Bond Index is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio.  Individuals cannot invest directly in the Index.

d)

Data is unaudited.

Six Months Ended 06/30/09

Best Performing Securities:

■ Hancock J Patriot II Com Sh

■ Prologis PFD G 6.75%

■ Kimco Realty Corp 6.65%

■ Stratedic Global Incm Com

■ Viacom Inc New NT SR 6.85%

Worst Performing Securities

■ PNC Capital 7.75%

■ Nuveen PFD & Conv

■ Equity Residential PFD

■ Nuveen Multi-Strategy Income

■ Citigroup Capital VII 7.125%

The performance quoted represents past performance, which does not guarantee future results.   The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

ANCORA INCOME FUND

The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through June 30, 2009.  THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results.

ANCORA INCOME FUND

SCHEDULE OF INVESTMENTS

SHARES		VALUE	% ASSETS
	Corporate Bonds
250,000	Lubrizol Corp Deb 8.875%	$ 290,438
	TOTAL CORPORATE BONDS (Cost $252,500)	290,438	1.89%

	Corporate Bond Trust Certificates

	Direct Trust Certificates
12,000	BAC Capital Trust III - 7.00%	231,720
10,000	Bank One Cap VI - 7.20%	230,900
7,000	Energy Texas, Inc Mtge Bd - 7.875%	176,330,
8,500	FLP Group Cap Inc - DEBSER F - 8.75%	227,970
28,000	General Electric Capital - 6.625%	666,960,
15,000	Keycorp Cap 8.00%	279,450
15,000	MBNA Capital D - 8.125%	292,800
15,000	Merrill Lynch - 7.00%	250,800
15,000	PNC Capital Trust E 7.75%	346,500
24,000	Viacom 6.85%	498,480
		3,201.910	20.83%

	Third Party Trust Certificates
25,000	Corporate-Backed Trust Bristol Myers Squibb - 6.80%	623,000
45,000	Corporate-Backed Trust FedEx - 7.75%	451,800
26,500	Corporate-Backed Trust Verizon - 7.625%	660,645
21,000	CorTS Trust II BellSouth - 7.00%	467,250
25,000	CorTS Trust Disney - 6.875%	631,750
27,000	CorTS Trust IV IBM - 7.00%	702,000
10,000	Preferredplus Trust Goldman Sachs - 6.00%	187,400
		3,723,845	24.23%

	TOTAL CORPORATE BOND TRUST CERTIFICATES (Cost $7,446,077)	7,216,193	46.95%

	Convertible Preferred Securities
5,000	Chesapake Energy Corp 4.50%	320,000
12,000	HRPT Properties Trust - 6.50%, Conv Pfd, Series D	154,320
	TOTAL CONVERTIBLE PERFERRED SECURITIES (Cost $421,742)	474,320	3.09%

*  See accompanying notes which are an integral part of the financial statements

ANCORA INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

SHARES		VALUE	% ASSETS
	Investment Companies

	Closed-End Income Funds
100,000	John Hancock Patriot Select Dividend	794,000
65,000	MFS Charter Income	530,400
40,000	MFS Multimarket Income	229,200
50,000	Montgomery Street Income	722,500
50,000	Reaves Utility Income	662,500
53,500	Strategic Global Income	487,920
50,000	Western Asset Claymore Inflation-Linked Opportunity & Income	578,500
		4,005,020	26.06%
	Closed-End Funds, Senior Securities
27,500	Gabelli Dividend & Income - 5.875%	639,375
26,500	Royce Value - 5.90%	616,920
		1,256,295	8.17%

	TOTAL INVESTMENT COMPANIES (Cost $4,995,547)	5,261,315	34.23%

	REIT Preferred Shares
12,000	Duke Realty Corp - 8.375%	213,360
9,000	Equity Residential - 6.48%	540,705
21,500	Kimco Realty - 6.65%, Series F	389,150
26,000	Prologis Trust G - 6.75%, Series G	426,400
19,500	Public Storage - 7.50%, Series V	463,125
10,000	Public Storage - 6.45%, Series X	193,600
	TOTAL REIT PREFERRED SHARES (Cost $2,781,082)	2,226,340	14.48%

	Money Market Securities
112,682	First American Government Obligations -
	Class Y, 0.00% (a)	112,682	0.73%

	TOTAL INVESTMENTS (Cost $16,009,632)	15,290,851	99.48%

	Other Assets Less Liabilities	79,893	0.52%

	TOTAL NET ASSETS	$ 15,370,744	100.00%

*  See accompanying notes which are an integral part of the financial statements

a)

Variable rate security; the coupon rate shown represents the rate on June 30, 2009.

ANCORA

EQUITY FUND

ANCORA EQUITY FUND

INVESTMENT OBJECTIVE:

THE ANCORA EQUITY FUND SEEKS TO PROVIDE INVESTORS A HIGH TOTAL RETURN, A COMBINATION OF CAPITAL APPRECIATION IN THE VALUE OF ITS SHARES AS WELL AS INCOME.

PORTFOLIO MANAGER:

Richard A. Barone

Chairman, Ancora Advisors

PORTFOLIO MANAGEMENT EXPERIENCE:

43 Years

RICHARD A. BARONE is Chairman of Ancora Advisors and oversees or manages a variety of investment strategies for the firm including the investments for the Ancora Funds.

Mr. Barone is the former Chief Executive Officer of Maxus Investment Group which he founded in 1973. Maxus became one of the oldest and largest privately held investment advisory and securities brokerage firms in the Midwest before the business was sold in January, 2001. Since 1973, Mr. Barone has managed a variety of proprietary mutual funds as well as the investment portfolios for institutional clients and high net worth individuals.

Mr. Barone was born in 1942 and is a graduate of Georgetown University with a degree in Economics. He has undertaken extensive graduate studies and independent research at Georgetown University, Northwestern University and Case Western Reserve University.

FUND STATISTICS:

_________________________

NET ASSETS:

$8.2 MILLION*

_________________________

INCEPTION DATE:

JANUARY 5, 2004

_________________________

TICKERS:

CLASS C – ANQCX

CLASS D – ANQDX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $20,000

CLASS D – $1,000,000

* As of June 30, 2009

ANCORA EQUITY FUND

INVESTMENT STRATEGY

■ Invests in publicly traded equity securities or securities convertible into equity securities of companies that are leaders in their industry or have products or services which have dominance in the marketplace.

■ Tends to be overweight undervalued securities and sectors, which captures value opportunities that the index does not

■ Adheres to a disciplined portfolio re-balancing to realize capital gains, avoid over-concentration and control downside risk and volatility

■ Sell discipline helps to manage risk

FUND POSITIONING

■ Large capitalization stocks should benefit over the next several years from recent tax legislation.

■ Large cap stocks and other market leaders are now trading at low levels relative to historic valuations. The weaker dollar helps the profitability of these companies, as many of them tend to have large overseas operations.

TOP HOLDINGS: JUNE 30, 2009 (d)
NAME	% OF NET ASSETS
First American Gov’t Obligations	6.7%
Nuveen Core Equity Alpha	5.3%
International Business Machines Corp.	5.1%
Bristol Myers Squibb	4.9%
Gabelli Dividend & Income	4.9%
EMC	4.8%
NRG Energy, Inc.	4.7%
Cisco Systems	4.5%
Apache Corp.	4.4%
General Electric Co.	4.3%

SECTOR DIVERSIFICATION: JUNE 30, 2009 (d)
NAME	% OF NET ASSETS
Basic Materials	2.26%
Energy	12.63%
Entertainment & Media	8.81%
Financial Services	11.19%
Healthcare	7.92%
Machinery & Equipment	12.48%
Technology	17.17%
Investment Companies	21.21%
Money Market	6.75%
Other	(0.42)%

TOTAL RETURNS: JUNE 30, 2009 (d)
	YTD 2009	ONE YEAR	THREE YEARS	INCEP TD(a)
ANCORA EQUITY FUND - C(b)	2.52%	-24.97%	-6.40%	-1.13%
ANCORA EQUITY FUND - D(b)	2.62%	-24.66%	-5.93%	-0.68%
S&P 500 INDEX(c)	3.16%	-26.23%	-8.23%	-1.39%

a)

Inception data reflects the annualized return since 1/05/04.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.

c)

The S&P 500 Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation.  It is market-value weighted (stock price times number of shares outstanding), with each stock’s weighting in the Index proportionate to its market value and not available for purchase.  If you were to purchase the securities that make up this index, your returns would be lower once fees and/or commissions are deducted

d)

Data is unaudited.

Six Months Ended 06/30/09

Best Performing Securities:

■ International Business Machines

■ EMC Corp

■ International Game Technology

■ Cisco Systems

■ Walt Disney Co

Worst Performing Securities:

■ Time Warner Inc Class A

■ John Hancock Bk & Thrift Opp

■ Alcoa Inc.

■ Pfizer Inc

■ General Electric

The performance quoted represents past performance, which does not guarantee future results.   The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

ANCORA EQUITY FUND

The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through June 30, 2009.  THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results.

ANCORA EQUITY FUND

SCHEDULE OF INVESTMENTS

SHARES		VALUE	% ASSETS
	Common Stocks
	Basic Materials
2,500	Monsanto Co.	$ 185,850
		185,850	2.26%
	Energy
5,000	Apache Corp.	360,750
15,000	NRG Energy, Inc.	389,400
17,000	Spectra Energy Corp.	287,640
		1,037,790	12.63%
	Entertainment & Media
15,000	International Game Technology	238,500
10,000	Time Warner, Inc.	251,900
10,000	Walt Disney Co.	233,300
		723,700	8.81%
	Financial Services
14,000	Ameriprise	339,780
15,000	Cincinnati Financial Corp.	335,250
10,000	Legg Mason, Inc.	243,800
		918,830	11.19%
	Healthcare
20,000	Bristol Myers Squibb	406,200
7,000	Medtronic	244,230
		650,430	7.92%
	Machinery & Equipment
10,000	ABB Ltd.	157,800
30,000	General Electric Co.	351,600
7,000	ITT Corporation	311,500
15,000	Trinity Industries	204,300
		1,025,200	12.48%
	Technology
20,000	Cisco Systems (a)	373,000
30,000	EMC (a)	393,000
4,000	International Business Machine Corp.	417,680
35,000	Xerox Corp.	226,800
		1,410,480	17.17%

	TOTAL COMMON STOCKS (Cost $8,428,385)	5,952,280	72.46%

*  See accompanying notes which are an integral part of the financial statements

ANCORA EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

SHARES		VALUE	% ASSETS
	Investment Companies
35,000	Boulder Total Returns	329,700
40,000	Gabelli Dividend & Income	403,200
20,000	John Hancock Bank & Thrift	240,400
45,000	Nuveen Core Equity Alpha	437,400
25,000	Reaves Utility Income	331,250
	TOTAL INVESTMENT COMPANIES (Cost $2,162,533)	1,741,950	21.21%

	Money Market Securities
554,171	First American Government Obligations -
	Class Y, 0.00% (a)	554,171	6.75%

	TOTAL INVESTMENTS (Cost $9,772,530)	8,248,401	100.42%

	Liabilities in Excess of Other Assets	(34,774)	(0.42%)

	TOTAL NET ASSETS	$ 8,213,627	100.00%

*  See accompanying notes which are an integral part of the financial statements

a)

Non-income producing

b)

Variable rate security; the coupon rate shown represents the rate at June 30, 2009.

ANCORA MICROCAP

FUND

ANCORA MICROCAP FUND

INVESTMENT OBJECTIVE:

THE ANCORA MICROCAP FUND SEEKS TO OBTAIN CAPITAL APPRECIATION.

PORTFOLIO MANAGER:

Denis Amato

Chief Equity Officer, Ancora Advisors

PORTFOLIO MANAGEMENT EXPERIENCE:

40 Years

Denis J. Amato began his investment career in 1969 as a portfolio manager in the Trust Department of a major banking institution based in Cleveland, Ohio. There, Mr. Amato managed both pension and profit sharing portfolios. Subsequently he served as the Bank’s Research Director and Chief Investment Officer.

Mr. Amato joined Gelfand Partners Asset Management in 1991 as the firm’s Chief Investment Officer. Mr. Amato remained the company’s lead equity portfolio strategist through the firm’s merger with Maxus in 1997. At Maxus, Mr. Amato managed individual high net worth client portfolios as well as the Maxus Ohio Heartland Fund, which focused primarily on the buying and selling of securities in Ohio based companies.

After the sale of the business in January 2001, Mr. Amato served as the Chief Investment Officer for the Bank’s Northeast Ohio region. In addition, Mr. Amato continued to manage both individual and institutional portfolios as well as two Mutual Funds.

Mr. Amato has a BBA Magna Cum Laude and MBA from Case Western University. Mr. Amato is a Chartered Financial Analyst and is a former President of the Cleveland Society of Security Analysts.

FUND STATISTICS:

_________________________

NET ASSETS:

$2.9 MILLION*

_________________________

INCEPTION DATE:

SEPTEMBER 2, 2008

_________________________

TICKERS:

CLASS C – ANCCX

CLASS D – ANCDX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $20,000

CLASS D – $1,000,000

* As of June 30, 2009

ANCORA MICROCAP FUND

INVESTMENT STRATEGY

■ Pursues objective by investing at least 80% of its portfolio in equity securities of companies whose market capitalizations are under $500 million.

FUND POSITIONING

■ In the history of the U.S. stock market, two classes of stock have tended to out-perform the market as a whole; small caps and stocks with a low price to book ratio (commonly called value stocks).  The Ancora MicroCap Fund intends to take advantage of this phenomenon by investing in smaller, overlooked companies that trade at a discount to their intrinsic value.

■ Micro-cap stocks are currently experiencing a time of depressed price/book valuations relative to historical levels.  Recent history has shown (specifically from September 2002 through September 2003) that periods in which micro-cap stocks trade at below-average price/book levels are followed by periods in which micro-cap stocks outperform the broader market.

TOP HOLDINGS: JUNE 30, 2009 (d)
NAME	% OF NET ASSETS
First American Gov’t Obligations	20.2%
Silicon Graphics Inc	3.1%
Adaptec	2.7%
Radvision	2.7%
Deswell	2.6%
Bluephoenix Solutions	2.5%
Theragenics	2.5%
OSI Systems	2.5%
Trident Microsystems	2.4%
Brush Wellman	2.3%

SECTOR DIVERSIFICATION: JUNE 30, 2009 (d)
NAME	% OF NET ASSETS
Basic Materials	3.86%
Consumer Products & Services	13.89%
Corporate Services	2.66%
Energy	0.99%
Entertainment & Media	1.70%
Finance	2.54%
Healthcare	12.89%
Machinery & Equipment	6.03%
Technology	31.14%
Telecommunications	3.47%
Affiliated Issuers	0.81%
Money Market Securities	20.22%
Other	-0.20%

TOTAL RETURNS: JUNE 30, 2009 (d)
NAME	YTD 2009	ONE YEAR	INCEP TD(a)
ANCORA MICROCAP FUND - C(b)	25.41%	-24.00%	-28.06%
ANCORA MICROCAP FUND -D(b)	25.70%	-23.70%	-27.72%
RUSSELL MICROCAP INDEX(c)	5.97%	-29.76%	-34.55%

a)

Inception data reflects the annualized return since 09/02/08.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

c)

The Russell MicroCap Index measures the performance of the microcap segment of the U.S. equity market.  It makes up less than 3% of the U.S. equity market.  It includes 1,000 of the smallest securities in the small-cap Russell 2000 Index based on a combination of their market cap and current index membership. If you were to purchase the securities that make up this index, your return would be lower once fees and/or commissions are deducted.

d)

Data is unaudited.

Six Months Ended 06/30/09

Best Performing Securities:

■ Huntington Bancshares

■ McCormick & Schmicks

■ Deswell Industries

■ Osteotech Inc

■ Crocs Inc

Worst Performing Securities:

■ Meridian Resources

■ iShares Russell Microcap Index

■ Kimball Int’l

■ EFJ Inc

■ Lydall Inc

The performance quoted represents past performance, which does not guarantee future results.   The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

ANCORA MICROCAP FUND

The chart above assumes an initial investment of $1,000,000 made on September 2, 2008 (commencement of Fund operations) and held through June 30, 2009.  THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results.

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS

SHARES		VALUE	% ASSETS
	Common Stocks
	Basic Materials
4,000	Brush Wellman (a)	$ 67,000
2,000	Insteel Industries, Inc.	16,480
3,000	Zoltek Companies, Inc. (a)	29,160
		112,640	3.86%
	Consumer Products & Services
9,664	A.T. Cross (a)	38,656
5,000	Brunswick	21,600
5,000	Callaway Golf Co.	25,350
12,000	Crocs (a)	40,800
30,821	Emerson Radio (a)	17,876
3,000	FlexSteel	25,140
4,000	Kenneth Cole	28,120
7,500	Kimball International	46,950
10,000	Liz Claiborne	28,800
5,000	Lo-Jack (a)	20,950
30,036	Natuzzi, S.P.A. (a)	57,068
2,528	Tandy Brands Accessories	5,814
7,000	Tasty Baking	48,440
		405,565	13.89%
	Corporate Services
8,925	Frozen Food Express Industries	28,382
30,000	Optimal Group, Inc. (a)	11,100
17,300	RCM Technologies, Inc. (a)	38,233
		77,715	2.66%
	Energy
7,500	Callon Petroleum Co. (a)	14,850
40,000	Meridian Resource Corp. (a)	14,000
		28,850	0.99%
	Entertainment & Media
23,700	4 Kids Entertainment, Inc. (a)	49,533
		49,533	1.70%
	Finance
5,000	Boston Private Financial Holdings Inc.	22,400
15,000	Citizens Republic Bancorp	10,650
2,500	LNB Bancorp	15,875
3,000	MVC Capital Inc.	25,380
		74,305	2.54%
	Healthcare
4,500	Albany Molecular Research (a)	37,755
40,000	Candela (a)	40,804
20,000	Digirad (a)	25,600
1,500	Invacare Corp.	26,475
3,000	Lakeland Industries (a)	24,540
5,000	LCA-Vision	21,100
8,895	Lannett (LCI) (a)	60,931
14,977	Osteotech (a)	65,899
56,773	Theragenics (a)	73,237
		376,341	12.89%

*  See accompanying notes which are an integral part of the financial statements

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS (continued)

SHARES		VALUE	% ASSETS
	Machinery & Equipment
22,500	Deswell (a)	75,803
17,500	Lydall (a)	59,500
25,000	Material Sciences (a)	23,750
2,500	Twin Disc, Inc.	17,025
		176,078	6.03%
	Technology
30,000	Adaptec (a)	79,500
10,000	Amtech Systems (a)	48,500
30,000	AuthenTec, Inc (a)	53,700
60,000	Axcelis Technologies (a)	27,600
30,000	AXT Inc. (a)	41,400
30,000	Bluephoenix Solutions (a)	73,500
7,000	BTU International, Inc. (a)	36,680
35,000	Cobra Electronics	41,972
2,500	Cogent (a)	26,825
50,000	EF Johnson Technologies (a)	31,500
13,048	Frequency Electronics (a)	48,930
30,000	GSI Group (a)	29,400
26,400	IGO (a)	18,480
12,500	Kopin (a)	46,125
33,812	Leadis Technology (a)	22,316
3,500	OSI Systems (a)	72,975
20,000	Silicon Graphics Inc (a)	90,800
3,000	Symyx Technologies	17,550
40,000	Trident Microsystems (a)	69,600
12,422	Trio-Tech International (a)	31,925
		909,277	31.14%
	Telecommunications
9,968	Radvision (a)	78,049
40,200	Westell Technologies (a)	23,236
		101,285	3.47%
	Affiliated Issuers
20,000	Mace Security International (a) (c)	23,598
		23,598	0.81%

	TOTAL COMMON STOCKS (Cost $2,575,870)	2,335,186	79.98%

	Money Market Securities
590,409	First American Government Obligations -
	Class Y, 0.00% (b)	590,409	20.22%

	TOTAL INVESTMENTS (Cost $3,166,279)	2,925,595	100.20%

	Liabilities in Excess of Other Assets	(5,555)	(0.20)%

	TOTAL NET ASSETS	$ 2,920,040	100.00%

*  See accompanying notes which are an integral part of the financial statements

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the rate on June 30, 2009.
(c) Fund, Advisor, and other related entities own more than 5% of security.

ANCORA SPECIAL

OPPORTUNITY FUND

ANCORA SPECIAL OPPORTUNITY FUND

INVESTMENT OBJECTIVE:

THE ANCORA SPECIAL OPPORTUNITY FUND SEEKS TO PROVIDE INVESTORS A HIGH TOTAL RETURN, BY INVESTING IN COMPANIES WITH THE POTENTIAL FOR SUPERIOR RETURNS.

PORTFOLIO MANAGER:

Richard A. Barone

Chairman, Ancora Advisors

PORTFOLIO MANAGEMENT EXPERIENCE:

43 Years

RICHARD A. BARONE is Chairman of Ancora Advisors and oversees or manages a variety of investment strategies for the firm including the investments for the Ancora Funds.

Mr. Barone is the former Chief Executive Officer of Maxus Investment Group which he founded in 1973. Maxus became one of the oldest and largest privately held investment advisory and securities brokerage firms in the Midwest before the business was sold in January, 2001. Since 1973, Mr. Barone has managed a variety of proprietary mutual funds as well as the investment portfolios for institutional clients and high net worth individuals.

Mr. Barone was born in 1942 and is a graduate of Georgetown University with a degree in Economics. He has undertaken extensive graduate studies and independent research at Georgetown University, Northwestern University and Case Western Reserve University.

FUND STATISTICS:

_________________________

NET ASSETS

$5.6 MILLION*

_________________________

INCEPTION DATE:

JANUARY 5, 2004

_________________________

TICKERS:

CLASS C – ANSCX

CLASS D – ANSDX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $20,000

CLASS D – $1,000,000

* As of June 30, 2009

ANCORA SPECIAL OPPORTUNITY FUND

INVESTMENT STRATEGY

■   Invests in well diversified, small to mid-cap, U.S. based companies that offer the best combination of value and potential for price appreciation.

■  Seeks to outperform the Wilshire 5000 with less volatility.

■  Tends to be overweight undervalued securities and sectors, which captures value opportunities that the index does not

■  Adheres to a disciplined portfolio re-balancing to realize capital gains, avoid over-concentration and to control downside risk and volatility

■  Sell discipline helps to manage risk

FUND POSITIONING

■ Opportunities such as micro-cap stocks, liquidations and takeover targets may trade with a “life of their own” and allow investors to benefit even in times of sideways market action which are not necessarily correlated with equity markets.

■ Seeks investments which are selling for less than their underlying asset value or private market value, which should produce strong performance results over the long term.

TOP HOLDINGS: JUNE 30, 2009 (d)
NAME	% OF NET ASSETS
First American Gov’t Obligations	29.2%
REMEC, Inc.	6.5%
Mace Security International	6.3%
Nuveen Core Equity Alpha	5.2%
Prologis Trust G -6.75%, Series G.	5.1%
Safeguard Scientific	4.9%
John Hancock Patriot Select Dividend	4.2%
AmeriServ Financial	3.7%
Lakeland Industries	3.6%
Adaptec	3.5%

SECTOR DIVERSIFICATION: JUNE 30, 2009 (d)
NAME	% OF NET ASSETS
Entertainment & Media	5.05%
Financial	7.07%
Healthcare	8.42%
Homeland Security	3.66%
Technology	10.75%
Telecommunications	1.40%
Venture Capital	3.82%
Affiliated Issuers	12.85%
Investment Companies	9.47%
REIT Preferred Shares	8.58%
Money Market Securities	29.25%
Other	-0.32%

TOTAL RETURNS: JUNE 30, 2009 (d)
	YTD 2009	ONE YEAR	THREE YEARS	INCEP TD(a)
ANCORA SPECIAL OPP - C(b)	43.70%	-11.99%	-7.73%	-1.72%
ANCORA SPECIAL OPP - D(b)	43.85%	-11.47%	-7.29%	-1.24%
WILSHIRE 5000 INDEX(c)	4.45%	-26.40%	-8.37%	-1.08%

a)

Inception data reflects the annualized return since 01/05/04.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

c)

The Wilshire 5000 Index measures the performance of all U.S. equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index. It is market-value weighted (stock price times number of shares outstanding), with each stock’s weighting in the Index proportionate to its market value and not available for purchase.  If you were to purchase the securities that make up this index, your returns would be lower once fees and/or commissions are deducted.

d)

Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results.   The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

Six Months Ended 06/30/09

Best Performing Securities

■ Health Management Assoc

■ Gevity HR Inc

■ Safeguard Scientifics

■ Nicholas-Applegate

■ Mace Security Int’l

Worst Performing Securities

■ Meridian Resource Corp

■ 4 Kids Entertainment Inc

■ NGP Cap Res Co

■ Mercer Int’l Inc

■ Bankatlantic Bancorp

ANCORA SPECIAL OPPORTUNITY FUND

The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through June 30, 2009.  THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results.

ANCORA SPECIAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

SHARES		VALUE	% ASSETS
	Common Stocks
	Entertainment & Media
50,000	Gannett	$ 178,500
77,000	Nevada Gold & Casino (a)	103,950
		282,450	5.05%
	Financial
112,000	AmeriServ Financial	207,200
51,000	PVF Capital	109,650
15,000	KeyCorp	78,600
		395,450	7.07%
	Healthcare
190,000	Candela (a)	193,819
210,000	Safeguard Scientific (a)	277,200
		471,019	8.42%
	Homeland Security - 2.36%
25,000	Lakeland Industries (a)	204,500
		204,500	3.66%
	Technology
120,000	Active Power (a)	103,200
75,000	Adaptec (a)	198,750
70,000	Cobra Electronics	83,944
42,000	OPTi (a)	123,900
50,000	RAE Systems (a)	69,000
25,000	SoftBrands, Inc. (a)	22,375
		601,169	10.75%
	Telecommunications
135,000	Westell Technologies (a)	78,030
		78,030	1.40%
	Venture Capital
10,000	MVC Capital Corp	84,600
22,000	NGP Capital Resources Co.	129,140
		213,740	3.82%
	Affiliated Issuers
300,000	Mace Security International (a) (c)	353,970
450,000	REMEC (a) (c)	364,500
	Total Affiliated Issuers (Cost $1,013,918)	718,470	12.85%

	TOTAL COMMON STOCKS (Cost $3,234,964)	2,964,828	53.02%

*  See accompanying notes which are an integral part of the financial statements

ANCORA SPECIAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (continued)

SHARES		VALUE	% ASSETS
	Investment Companies
30,000	John Hancock Patriot Select Dividend	238,200
30,000	Nuveen Core Equity Alpha	291,600
	Total Investment Companies (Cost $502,037)	529,800	9.47%

	REIT Preferred Shares
15,000	HRPT Properties Trust	192,900
17,500	Prologis Trust G - 6.75%, Series G	287,000
	Total REIT Preferred Shares (Cost $310,533)	479,900	8.58%

	Money Market Securities
1,635,727	First American Government Obligations
	Class Y , 0.00%, (a)	1,635,727	29.25%

	TOTAL INVESTMENTS (Cost $5,683,261)	5,610,255	100.32%

	Liabilities in Excess of Other Assets	(18,420)	(0.32%)

	TOTAL NET ASSETS	$ 5,591,835	100.00%

*  See accompanying notes which are an integral part of the financial statements

a)

Non-income producing

b)

Variable rate security; the coupon rate shown represents the rate at June 30, 2009.

c)

Fund held less than 5% of security, however, the Fund, Advisor, and other related entities own more than 5% of security.

GETTING STARTED

GETTING STARTED

HOW TO PURCHASE SHARES

Classes of Shares:

INVESTOR SHARES
ANCORA INCOME FUND CLASS C
ANCORA EQUITY FUND CLASS C ANCORA MICROCAP FUND CLASS C
ANCORA SPECIAL OPPORTUNITY FUND CLASS C
INSTITUTIONAL SHARES
ANCORA INCOME FUND CLASS D
ANCORA EQUITY FUND CLASS D
ANCORA MICROCAP FUND CLASS D ANCORA SPECIAL OPPORTUNITY FUND CLASS D

Class C and Class D shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class.

Investor Shares:

A minimum initial investment of $20,000 is required to open an account to purchase Class C shares of Ancora Income Fund, Ancora Equity Fund, Ancora MicroCap Fund or Ancora Special Opportunity Fund with subsequent minimum investments of $1,000.  However, an I.R.A. may open an account for the purchase of Class C shares of such Funds with an initial minimum investment of $5,000 and subsequent minimum investments of $1,000. Investment minimums may be waived at the discretion of each Fund.

Institutional Shares:

Institutional shares may be purchased with a minimum initial investment of $1,000,000 for the purchase of Class D shares of any of the Funds with subsequent minimum investments of $1,000.  The $1,000,000 minimum initial investment for Class D shares does not apply to purchases by the following:

(1) Financial institutions, such as banks, trust companies, thrift institutions, mutual funds or other financial institutions, acting on their own behalf or on behalf of their fiduciary accounts, i.e., accounts that are charged asset-based management fees

(2) Securities brokers or dealers acting on their own behalf or on behalf of their clients

(3) Directors or employees of the Funds or of the Advisor or its affiliated companies or by the relatives of those individuals or the trustees of benefit plans covering those individuals.

These requirements may be waived in the sole discretion of the Funds.

Initial Purchase:

The initial purchase of Class C or Class D shares may be made by check or by wire in the following manner:

By Check. The Account Application which accompanies this Prospectus should be completed, signed, and sent along with a check for the initial investment payable to Ancora Income Fund, Ancora Equity Fund, Ancora MicroCap Fund or Ancora Special Opportunity Fund, mailed to:  Ancora Funds, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio  44147.

By Wire.  In order to expedite the investment of funds, investors may advise their bank or broker to transmit funds via Federal Reserve Wire System to: U.S. Bank, Cincinnati, Ohio, ABA# 042000013, Account # 130100789077, FBO Ancora Funds. Also provide the shareholder’s name and account number.   In order to obtain this needed account number and receive additional instructions, the investor may contact, prior to wiring funds, the Funds at 1-866-626-2672.  The investor’s bank may charge a fee for the wire transfer of funds.

Through your broker.  Shares of the Ancora Funds can be purchased through your brokerage firm and held in your personal account.

GETTING STARTED

HOW TO PURCHASE SHARES (continued)

Subsequent Purchases:

Investors may make additional purchases of Class C or Class D shares in the following manner:

By Check.  Checks made payable to Ancora Income Fund, Ancora Equity Funds, Ancora MicroCap Fund or Ancora Special Opportunity Fund should be sent, along with the stub from a previous purchase or sale confirmation, to:  Ancora Funds, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio  44147.

By Wire.  Funds may be wired by following the wire instructions for an initial purchase.

By Telephone.  Investors may purchase shares up to an amount equal to 3 times the market value of shares held in the shareholder’s account in a Fund on the preceding day for which payment has been received, by telephoning the Funds at 1-866-626-2672 and identifying the shareholder’s account by number.  Shareholders wishing to avail themselves of this privilege must complete a Telephone Purchase Authorization Form which is available from the Fund.

Please see prospectus for complete instructions.

Systematic Investment Plan:

The Systematic Investment Plan permits investors to purchase shares of any Fund at monthly intervals.  Provided the investor’s bank or other financial institution allows automatic withdrawals, shares may be purchased by transferring funds from the account designated by the investor.  At the investor’s option, the account designated will be debited in the specified amount, and shares will be purchased once a month, on or about the 15th day.  Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated.  Investors desiring to participate in the Systematic Investment Plan should call the Funds at 1-866-626-2672 to obtain the appropriate forms.  The Systematic Investment Plan does not assure a profit and does not protect against loss in declining markets.

Other Information Concerning Purchase of Shares:

You may purchase shares on days when the Fund is open for business.  Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds or the Funds’ transfer agent, except in the case of a subsequent purchase by telephone as described above, in which case the purchase price will be the next NAV after receipt of your telephone order.  All orders for the Funds must be received by the Funds or the Funds’ transfer agent prior to 4:00 p.m. eastern time in order to receive that day’s NAV.

Each Fund reserves the right to reject any order, to cancel any order due to non-payment and to waive or lower the investment minimums with respect to any person or class of persons.  If an order is canceled because of non-payment or because your check does not clear, you will be responsible for any loss that the Fund incurs.  If you are already a shareholder, the Fund can redeem shares from your account to reimburse it for any loss.  The Advisor has agreed to hold each Fund harmless from net losses to that Fund resulting from the failure of a check to clear to the extent, if any, not recovered from the investor.  For purchases of $50,000 or more, each Fund may, in its discretion, require payment by wire or cashier’s or certified check.

GETTING STARTED

SHAREHOLDER SERVICES:

ASK YOUR ANCORA FINANCIAL ADVISORS ABOUT:

AUTOMATIC MONTHLY INVESTMENT PLAN

AUTOMATIC MONTHLY EXCHANGE

AUTOMATIC CASH WITHDRAWAL PLAN

AUTOMATIC REINVESTMENT OF CASH

DISTRIBUTION OF DIVIDENDS & CAPITAL GAINS

TELEPHONE EXCHANGE

IRA'S AND SEP-IRA'S

QUALIFIED RETIREMENT PLANS

GIFTS - TO MINOR ACCOUNTS

COMBINED CUMULATIVE CONFIRM STATEMENTS

SERVICES

FINANCIAL REVIEW

FINANCIAL REVIEW

STATEMENTS OF ASSETS & LIABILITIES – As of June 30, 2009

	Ancora Income	Ancora Equity	Ancora MicroCap	Ancora Special Opportunity
	Fund (unaudited)	Fund (unaudited)	Fund (unaudited)	Fund (unaudited)
Assets
Investments in securities:
At Cost	$ 16,009,632	$ 9,772,530	$ 3,136,229	$ 4,579,336
At Fair Value	$ 15,290,851	$ 8,248,401	$ 2,901,997	$ 4,782,135

Investments in Affiliated Issuers:
At Cost	-	-	$ 30,050	$ 1,103,925
At Fair Value	-	-	$ 23,598	$ 828,120

Cash	22,019	30,057	-	15,175
Interest receivable	9,242	13	7	24
Dividends receivable	45,733	25,658	879	10,790
Receivable for fund shares sold	14,250	-	30,000	15,000
Receivable for investments sold	76,636	32,756	-	13,733
Prepaid expenses	2,330	2,148	1,221	1,899
Total assets	15,461,061	8,339,033	2,957,702	5,666,876

Liabilities
Payable for fund shares purchased	22,019	30,057	-	15,175
Payable for investments purchased	40,052	73,152	26,845	41,813
Payable to advisor	12,476	7,193	2,028	4,787
12b-1 fees payable	4,362	5,015	817	3,509
Administration fees payable	1,231	719	608	479
Accrued expenses	10,177	9,270	7,364	9,278
Total liabilities	90,317	125,406	37,662	75,041

Net Assets:	$ 15,370,744	$ 8,213,627	$ 2,920,040	$ 5,591,835
(unlimited number of shares authorized)

Net Assets consist of:
Paid in capital	$ 19,427,327	$ 11,751,058	$ 3,238,924	$ 9,240,236
Accumulated net investment income	156,128	55,825	(36,654)	1,240
Accumulated net realized gain/(loss) on:
Investment securities	(3,493,980)	(2,069,127)	(41,546)	(3,725,885)
Net unrealized appreciation (depreciation)
on: Investment securities	(718,731)	(1,524,129)	(240,684)	76,244

Net Assets	$ 15,370,744	$ 8,213,627	$ 2,920,040	$ 5,591,835

* See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

STATEMENTS OF ASSETS & LIABILITIES - As of June 30, 2009 (continued)

	Ancora Income	Ancora Equity	Ancora MicroCap	Ancora Special Opportunity
	Fund (unaudited)	Fund (unaudited)	Fund (unaudited)	Fund (unaudited)

Shares Outstanding	1,972,921	1,116,304	383,028	1,617,397

Class C:

Net assets applicable to Class C shares	$ 9,586,885	$ 5,767,062	$ 788,166	$ 3,404,638

Shares outstanding (unlimited numbers of shares authorized)	1,232,115	788,017	103,660	994,703

Net asset value, offering price, and
redemption price per share	$ 7.78	$ 7.32	$ 7.60	$ 3.42

Class D:

Net assets applicable to Class D shares	$ 5,783,859	$ 2,446,565	$ 2,131,874	$ 2,187,197

Shares outstanding (unlimited numbers of	740,806	328,287	279,368	622,694
shares authorized)

Net asset value and offering price per share, and redemption price per share	$ 7.81	$ 7.45	$ 7.63	$ 3.51

* See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

STATEMENTS OF OPERATIONS – For the six months ended June 30, 2009

	Ancora Income	Ancora Equity	Ancora MicroCap	Ancora Special Opportunity
	Fund (unaudited)	Fund (unaudited)	Fund (unaudited)	Fund (unaudited)

Investment Income
Dividend income	$ 601,472	$ 156,673	$ 5,236	$ 74,834
Dividend income from Affiliates	-	-	-	-
Interest income	6,598	330	268	796
Total Income	608,070	157,003	5,504	75,630

Expenses
Investment advisor fee	72,556	39,847	5,482	24,061
12b-1 fees
Class C	22,810	20,799	2,218	10,661
Class D	6,734	3,029	1,994	2,462
Fund accounting expenses	16,471	13,827	11,142	11,117
Transfer agent expenses	4,737	3,512	2,263	2,360
Legal expenses	6,563	6,563	6,593	6,469
Administration expenses	7,256	3,984	1,087	2,405
Insurance expenses	422	404	378	769
Custodian expenses	3,402	1,941	1,359	2,628
Auditing expenses	6,349	7,049	6,185	5,855
Printing expenses	1,674	1,564	1,106	1,506
Trustees expenses	534	434	377	443
Miscellaneous expenses	1,073	1,072	1,347	1,609
Registration expenses	344	532	627	2,045
Total Expenses	150,925	104,557	42,158	74,390
Waived Fees	(6,116)	-	-	-
Net Operating Expenses	144,809	104,557	42,158	74,390

Net Investment Income (Loss)	463,261	52,446	(36,654)	1,240

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(1,494,841)	(1,746,961)	98,115	(742,155)
Net realized gain (loss) on affiliated investment securities	-	-	-	(323,989)
Capital gain distributions from investment companies	-	-	-	-
Change in unrealized appreciation	-
(depreciation) on investment securities	2,259,626	1,726,972	455,663	2,856,205
Net realized and unrealized gain (loss) on investment securities	764,785	(19,989)	553,778	1,790,061
Net increase (decrease) in net assets resulting from operations	$ 1,228,046	$ 32,457	$ 517,124	$ 1,791,301

*  See accompanying notes which are an integral part of the financial statements

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora Income Fund Six Months Ended	Ancora Income Fund
	06/30/09 (unaudited)	Year Ended 12/31/08

Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ 463,261	$ 1,102,338
Net realized gain (loss) on investment securities	(1,494,841)	(1,464,616)
Net realized gain (loss) on affiliated investment securities	-	-
Capital gain distributions from investment companies	-	-
Change in net unrealized appreciation (depreciation)	2,259,626	(1,470,788)
Net increase (decrease) in net assets resulting from operations	1,228,046	(1,833,066)

Distributions
From net investment income, Class C	(383,114)	(676,304)
From net investment income, Class D	(234,756)	(426,034)
From short-term capital gains, Class C	-	-
From short-term capital gains, Class D	-	-
From long-term capital gains, Class C	-	-
From long-term capital gains, Class D	-	-
From return of capital, Class C	-	(66,044)
From return of capital, Class D	-	(41,528)
Total distributions	(617,870)	(1,209,910)

Capital Share Transactions - Class C
Proceeds from sale of shares	105,786	1,532,523
Shares issued in reinvestment of dividends	120,487	238,144
Shares redeemed	(1,176,556)	(777,984)
	(950,283)	992,683
Capital Share Transactions - Class D
Proceeds from sale of shares	452,023	2,068,392
Shares issued in reinvestment of dividends	186,620	377,721
Shares redeemed	(1,175,318)	(2,024,999)
	(536,675)	421,114
Net increase (decrease) in net assets resulting from capital share
transactions	(1,486,958)	1,413,797

Total increase (decrease) in net assets	(876,782)	(1,629,179)

Net Assets
Beginning of period	$ 16,247,526	$ 17,876,705
End of period	$ 15,370,744	$ 16,247,526
Accumulated undistributed net investment income	-	-

Capital Share Transactions - C Shares
Shares sold	15,042	184,632
Shares issued in reinvestment of distributions	16,891	29,715
Shares repurchased	(181,732)	(100,313)
Net increase (decrease) from capital share transactions	(149,799)	114,034

Capital Share Transactions - D Shares
Shares sold	65,673	279,844
Shares issued in reinvestment of distributions	26,041	46,855
Shares repurchased	(180,943)	(262,793)
Net increase (decrease) from capital share transactions	(89,229)	63,906

*See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS - (continued)

	Ancora Equity Fund Six Months Ended	Ancora Equity Fund
	06/30/09 (unaudited)	Year Ended 12/31/08
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ 52,446	$ 111,035
Net realized gain (loss) on investment securities	(1,746,961)	258,839
Net realized gain (loss) on affiliated investment securities	-	-
Capital gain distributions from investment companies	-	24,134
Change in net unrealized appreciation (depreciation)	1,726,972	(5,690,579)
Net increase (decrease) in net assets resulting from operations	32,457	(5,296,571)

Distributions
From net investment income, Class C	-	(62,790)
From net investment income, Class D	-	(49,388)
From short-term capital gains, Class C	-	(90,808)
From short-term capital gains, Class D	-	(40,900)
From long-term capital gains, Class C	-	(484,144)
From long-term capital gains, Class D	-	(218,057)
From return of capital, Class C	-	-
From return of capital, Class D	-	-
Total distributions	-	(946,087)

Capital Share Transactions - Class C
Proceeds from sale of shares	-	426,440
Shares issued in reinvestment of dividends	-	361,442
Shares redeemed	(612,853)	(909,598)
	(612,853)	(121,716)
Capital Share Transactions - Class D
Proceeds from sale of shares	7,513	254,988
Shares issued in reinvestment of dividends	-	202,463
Shares redeemed	(472,434)	(400,334)
	(464,921)	(57,117)
Net increase (decrease) in net assets resulting from capital share transactions	(1,077,774)	(64,599)

Total increase (decrease) in net assets	(1,045,317)	(6,307,257)

Net Assets
Beginning of period	$ 9,258,944	$ 15,566,201
End of period	$ 8,213,627	$ 9,258,944
Accumulated undistributed net investment income	-	$ 11,053

Capital Share Transactions - C Shares
Shares sold	-	37,930
Shares issued in reinvestment of distributions	-	52,998
Shares repurchased	(97,005)	(90,691)
Net increase (decrease) from capital share transactions	(97,005)	237

Capital Share Transactions - D Shares
Shares sold	1,115	22,575
Shares issued in reinvestment of distributions	-	29,216
Shares repurchased	(77,614)	(35,092)
Net increase (decrease) from capital share transactions	(76,499)	16,699

*See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

 STATEMENTS OF CHANGES IN NET ASSETS - (continued)

	Ancora MicroCap Fund Six Months Ended	Ancora MicroCap Fund
	06/30/09 (a) (unaudited)	Period Ended 12/31/08 (a)
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ (36,654)	$ (21,054)
Net realized gain (loss) on investment securities	98,115	(139,661)
Net realized gain (loss) on affiliated investment securities	-	-
Capital gain distributions from investment companies	-	-
Change in net unrealized appreciation (depreciation)	455,663	(696,347)
Net increase (decrease) in net assets resulting from operations	517,124	(857,062)

Distributions
From net investment income, Class C	-	-
From net investment income, Class D	-	-
From short-term capital gains, Class C	-	-
From short-term capital gains, Class D	-	-
From long-term capital gains, Class C	-	-
From long-term capital gains, Class D	-	-
From return of capital, Class C	-	-
From return of capital, Class D	-	-
Total distributions	-	-

Capital Share Transactions - Class C
Proceeds from sale of shares	163,595	986,525
Shares issued in reinvestment of dividends	-	-
Shares redeemed	(110,009)	(6,000)
	53,586	980,525
Capital Share Transactions - Class D
Proceeds from sale of shares	406,549	1,877,630
Shares issued in reinvestment of dividends	-	-
Shares redeemed	(35,000)	(23,312)
	371,549	1,854,318
Net increase (decrease) in net assets resulting from capital share transactions	425,135	2,834,843

Total increase (decreases) in net assets	942,259	1,977,781

Net Assets
Beginning of period	-	-
End of period	$ 1,977,781	$ 1,977,781
Accumulated undistributed net investment income	$ 2,920,040	-

Capital Share Transactions - C Shares
Shares sold	22,087	102,757
Shares issued in reinvestment of distributions	-	-
Shares repurchased	(20,371)	(813)
Net increase (decrease) from capital share transactions	1,716	101,944

Capital Share Transactions - D Shares
Shares sold	60,248	227,356
Shares issued in reinvestment of distributions	-	-
Shares repurchased	(4,721)	(3,516)
Net increase (decrease) from capital share transactions	55,527	223,840

*See accompanying notes which are an integral part of the financial statements.

(a) For period September 2, 2008 (commencement of operations) through December 31, 2008.

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS - (continued)

	Ancora Special Opportunity Fund Six Months Ended 06/30/09 (unaudited)	Ancora Special Opportunity Fund Year Ended 12/31/08
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ 1,240	$ 64,210
Net realized gain (loss) on investment securities	(742,155)	(1,688,085)
Net realized gain (loss) on affiliated investment securities	(323,989)	(618,129)
Capital gain distributions from investment companies	-	2,203
Change in net unrealized appreciation (depreciation)	2,856,205	(2,125,094)
Net increase (decrease) in net assets resulting from operations	1,791,301	(4,364,895)

Distributions
From net investment income, Class C	-	(30,630)
From net investment income, Class D	-	(30,458)
From short-term capital gains, Class C	-	(7,265)
From short-term capital gains, Class D	-	(4,873)
From long-term capital gains, Class C	-	-
From long-term capital gains, Class D	-	-
From return of capital, Class C	-	-
From return of capital, Class D	-	-
Total distributions	-	(73,226)

Capital Share Transactions - Class C
Proceeds from sale of shares	94,710	415,677
Shares issued in reinvestment of dividends	-	14,203
Shares redeemed	(511,558)	(702,427)
	(416,848)	(272,547)
Capital Share Transactions - Class D
Proceeds from sale of shares	44,085	301,128
Shares issued in reinvestment of dividends	-	22,517
Shares redeemed	(565,696)	(535,356)
	(521,611)	(211,711)

Net increase (decrease) in net assets resulting from capital share transactions	(938,459)	(484,258)

Total increase (decrease) in net assets	852,842	(4,922,379)

Net Assets
Beginning of period	$ 4,738,993	$ 9,661,372
End of period	$ 5,591,835	$ 4,738,993
Accumulated undistributed net investment income	-	$ 3,143
Capital Share Transactions - C Shares
Shares sold	31,115	99,125
Shares issued in reinvestment of distributions	-	6,341
Shares repurchased	(187,594)	(237,054)
Net increase (decrease) from capital share transactions	(156,479)	(131,588)

Capital Share Transactions - D Shares
Shares sold	14,621	86,589
Shares issued in reinvestment of distributions	-	9,833
Shares repurchased	(213,668)	(144,559)
Net increase (decrease) from capital share transactions	(199,047)	(48,137)

*See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Income Fund	Six Months
CLASS C SHARES	Ended 06/30/09 (unaudited)	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Period Ended 12/31/04 (a)

Selected Per Share Data
Net asset value, beginning of period	$ 7.33	$ 8.77	$ 9.72	$ 9.48	$ 9.97	$ 10.00

Income from investment operations
Net investment income (loss)	0.23 (e)	0.50 (e)	0.53 (e)	0.51(e)	0.53 (e)	0.50
Net realized and unrealized gain (loss)	0.52	(1.39)	(0.93)	0.28	(0.47)	(0.03)
Total from investment operations	0.75	(0.89)	(0.40)	0.79	0.06	0.47

Less Distributions to shareholders:
From net investment income	(0.30)	(0.50)	(0.53)	(0.51)	(0.52)	(0.50)
From net realized gain	-	-	-	-	-	-
From return of capital	-	(0.05)	(0.02)	(0.04)	(0.03)	-
Total distributions	(0.30)	(0.55)	(0.55)	(0.55)	(0.55)	(0.50)

Net asset value, end of period	$ 7.78	$ 7.33	$ 8.77	$ 9.72	$ 9.48	$ 9.97

Total Return (c)	10.68%(b)	(10.52)%	(4.34)%	8.60%	0.60%	4.89% (b)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 9,587	$ 10,135	$ 11,124	$ 11,399	$ 11,043	$ 7,585
Ratio of expenses to average net assets (f)	2.00% (d)	2.00%	2.00%	2.00%	2.00%	2.00% (d)
Ratio of expenses to average net assets
before waiver & reimbursement (f)	2.09% (d)	2.01%	2.00%	2.04%	2.19%	2.51% (d)
Ratio of net investment income (loss) to
average net assets (f) (g)	6.40% (d)	6.06%	5.62%	5.30%	5.38%	5.54% (d)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (f) (g)	6.31% (d)	6.05%	5.62%	5.26%	5.17%	5.03% (d)
Portfolio turnover rate	18.17%	48.36%	60.85%	39.89%	87.08%	84.62%

*See accompanying notes which are an integral part of the financial statements.

(a)

For the period January 5, 2004 (commencement of operations) through December 31, 2004.

(b)

Not annualized.

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)

Annualized.

(e)

Net investment income (loss) per share is based on average shares outstanding.

(f)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(g)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Equity Fund	Six Months Ended
CLASS C SHARES	06/30/08 (unaudited)	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Period Ended 12/31/04(a)

Selected Per Share Data
Net asset value, beginning of period	$ 7.14	$ 12.17	$ 11.95	$ 10.94	$ 11.25	$ 10.00

Income from investment operations
Net investment income (loss)	0.04 (e)	0.07 (e)	(0.01) (e)	(0.03) (e)	(0.12) (e)	(0.13)
Net realized and unrealized gain (loss)	0.14	(4.33)	1.07	1.40	0.35	1.38
Total from investment operations	0.18	(4.26)	1.06	1.37	0.23	1.25

Less Distributions to shareholders:
From net investment income	-	(0.08)	-	-	-	-
From net realized gain	-	(0.69)	(0.84)	(0.27)	(0.54)	-
From return of capital	-	-	-	(0.09)	-	-
Total distributions	-	(0.77)	(0.84)	(0.36)	(0.54)	-

Net asset value, end of period	$ 7.32	$ 7.14	$ 12.17	$ 11.95	$ 10.94	$ 11.25

Total Return (c)	2.52%(b)	(34.75)%	8.80%	12.49%	1.98%	12.50% (b)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 5,767	$ 6,322	$ 10,766	$ 10,420	$ 8,823	$ 6,415
Ratio of expenses to average net assets (f)	2.78% (d)	2.36%	2.28%	2.30%	2.53%	2.92% (d)
Ratio of expenses to average net assets
before waiver & reimbursement (f)	2.78% (d)	2.36%	2.28%	2.30%	2.53%	2.92% (d)
Ratio of net investment income (loss) to
average net assets (f) (g)	1.16% (d)	0.69%	(0.10)%	(0.26)%	(1.06)%	(1.77)% (d)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (f) (g)	1.16% (d)	0.69%	(0.10)%	(0.26)%	(1.06)%	(1.77)% (d)
Portfolio turnover rate	30.18%	81.84%	56.21%	67.09%	58.79%	45.33%

*See accompanying notes which are an integral part of the financial statements.

(a)

For the period January 5, 2004 (commencement of operations) through December 31, 2004.

(b)

Not annualized.

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)

Annualized.

(e)

Net investment income (loss) per share is based on average shares outstanding.

(f)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(g)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora MicroCap Fund	Six Months Ended
CLASS C SHARES	06/30/09 (unaudited)	Period Ended 12/31/08 (a)

Selected Per Share Data
Net asset value, beginning of period	$ 6.06	$ 10.00

Income from investment operations
Net investment income (loss)	(0.12)	(0.09)
Net realized and unrealized gain (loss)	1.66	(3.85)
Total from investment operations	1.54	(3.94)

Less Distributions to shareholders:
From net realized gain	-	-
Total distributions	-	-

Net asset value, end of period	$ 7.60	$ 6.06

Total Return (c)	25.41% (b)	(39.40)% (b)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 788	$ 618
Ratio of expenses to average net assets	4.25% (d)	5.59% (d)
Ratio of expenses to average net assets
before waiver & reimbursement	4.25% (d)	5.92% (d)
Ratio of net investment income (loss) to
average net assets	(3.75)% (d)	(4.03)% (d)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement	(3.75)% (d)	(4.37)% (d)
Portfolio turnover rate	25.96%	21.04%

*See accompanying notes which are an integral part of the financial statements.

(a)

For the period September 2, 2008 (commencement of operations) through December 31, 2008.

(b)

Not annualized.

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)

Annualized.

(e)

Net investment income (loss) per share is based on average shares outstanding.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Special Opportunity Fund	Six Months Ended
CLASS C SHARES	06/30/09 (unaudited)	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Period Ended 12/31/04(a)

Selected Per Share Data
Net asset value, beginning of period	$ 2.38	$ 4.45	$ 5.40	$ 5.33	$ 5.82	$ 5.00

Income from investment operations
Net investment income (loss)	0.00 (e)	0.02 (e)	(0.04) (e)	(0.02) (e)	(0.07) (e)	(0.04)
Net realized and unrealized gain (loss)	1.04	(2.05)	(0.28)	0.26	0.09	0.98
Total from investment operations	1.04	(2.03)	(0.32)	0.24	0.02	0.94

Less Distributions to shareholders:
From net investment income	-	(0.03)	-	-	-	-
From net realized gain	-	(0.01)	(0.63)	(0.01)	(0.51)	(0.12)
From return of capital	-	-	-	(0.16)	-	-
Total distributions	-	(0.04)	(0.63)	(0.17)	(0.51)	(0.12)

Net asset value, end of period	$ 3.42	$ 2.38	$ 4.45	$ 5.40	$ 5.33	$ 5.82

Total Return (c)	43.70%(b)	(45.77)%	(6.49)%	4.52%	0.47%	18.73% (b)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 3,405	$ 2,738	$ 5,703	$ 7,376	$ 5,927	$ 3,925
Ratio of expenses to average net assets (f)	3.30% (d)	2.65%	2.47%	2.38%	2.64%	3.16% (d)
Ratio of expenses to average net assets
before waiver & reimbursement (f)	3.30% (d)	2.65%	2.47%	2.38%	2.64%	3.16% (d)
Ratio of net investment income (loss) to
average net assets (f) (g)	(0.16)% (d)	0.67%	(0.77)%	(0.43)%	(1.30)%	(1.07)% (d)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (f) (g)	(0.16)% (d)	0.67%	(0.77)%	(0.43)%	(1.30)%	(1.07)%(d)
Portfolio turnover rate	56.06%	211.26%	133.31%	22.18%	156.99%	110.48%

*See accompanying notes which are an integral part of the financial statements.

(a)

For the period January 5, 2004 (commencement of operations) through December 31, 2004.

(b)

Not annualized.

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)

Annualized.

(e)

Net investment income (loss) per share is based on average shares outstanding.

(f)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(g)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Income Fund	Six Months Ended
CLASS D SHARES	06/30/09 (unaudited)	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Period Ended 12/31/04(a)

Selected Per Share Data
Net asset value, beginning of period	$ 7.36	$ 8.81	$ 9.76	$ 9.52	$ 9.99	$ 10.00

Income from investment operations
Net investment income (loss)	0.24 (e)	0.53 (e)	0.56 (e)	0.53 (e)	0.55 (e)	0.51
Net realized and unrealized gain (loss)	0.53	(1.40)	(0.94)	0.29	(0.47)	(0.02)
Total from investment operations	0.77	(0.87)	(0.38)	0.82	0.08	0.49

Less Distributions to shareholders:
From net investment income	(0.32)	(0.53)	(0.56)	(0.53)	(0.54)	(0.50)
From net realized gain	-	-	-	-	-	-
From return of capital	-	(0.05)	(0.01)	(0.05)	(0.01)	-
Total distributions	(0.32)	(0.58)	(0.57)	(0.58)	(0.55)	(0.50)

Net asset value, end of period	$ 7.81	$ 7.36	$ 8.81	$ 9.76	$ 9.52	$ 9.99

Total Return (c)	10.86%(b)	(10.29)%	(4.07)%	8.87%	0.80%	5.10% (b)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 5,784	$ 6,113	$ 6,753	$ 6,173	$ 5,043	$ 3,322
Ratio of expenses to average net assets (f)	1.75% (d)	1.75%	1.75%	1.75%	1.75%	1.75% (d)
Ratio of expenses to average net assets
before waiver & reimbursement (f)	1.84% (d)	1.76%	1.75%	1.79%	1.96%	2.26% (d)
Ratio of net investment income (loss) to
average net assets (f) (g)	6.60% (d)	6.33%	5.89%	5.57%	5.59%	5.88% (d)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (f) (g)	6.52% (d)	6.32%	5.89%	5.53%	5.44%	5.37% (d)
Portfolio turnover rate	18.17%	48.36%	60.85%	39.89%	87.08%	84.62%

*See accompanying notes which are an integral part of the financial statements.

(a)

For the period January 5, 2004 (commencement of operations) through December 31, 2004.

(b)

Not annualized.

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)

Annualized.

(e)

Net investment income (loss) per share is based on average shares outstanding.

(f)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(g)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Equity Fund	Six Months
CLASS D SHARES	Ended 06/30/09 (unaudited)	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Period Ended 12/31/04(a)

Selected Per Share Data
Net asset value, beginning of period	$ 7.26	$ 12.37	$ 12.12	$ 11.04	$ 11.30	$ 10.00

Income from investment operations
Net investment income (loss)	0.06 (e)	0.13 (e)	0.05 (e)	0.02 (e)	(0.03) (e)	(0.12)
Net realized and unrealized gain (loss)	0.13	(4.42)	1.09	1.42	0.31	1.42
Total from investment operations	0.19	(4.29)	1.14	1.44	0.28	1.30

Less Distributions to shareholders:
From net investment income	-	(0.13)	(0.05)	-	-	-
From net realized gain	-	(0.69)	(0.84	(0.27)	(0.54)	-
From return of capital	-	-	-	(0.09)	-	-
Total distributions	-	(0.82)	(0.89)	(0.36)	(0.54)	-

Net asset value, end of period	$ 7.45	$ 7.26	$ 12.37	$ 12.12	$ 11.04	$ 11.30

Total Return (c)	2.62%(b)	(34.36)%	9.35%	13.01%	2.46%	13.00% (b)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 2,447	$ 2,937	$ 4,800	$ 5,993	$ 6,170	$ 2,487
Ratio of expenses to average net assets (f)	2.27% (d)	1.86%	1.78%	1.80%	2.10%	2.43% (d)
Ratio of expenses to average net assets
before waiver & reimbursement (f)	2.27% (d)	1.86%	1.78%	1.80%	2.10%	2.43% (d)
Ratio of net investment income (loss) to
average net assets (f) (g)	1.69% (d)	1.19%	0.39%	0.20%	(0.57)%	(1.35)% (d)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (f) (g)	1.69% (d)	1.19%	0.39%	0.20%	(0.57)%	(1.35)% (d)
Portfolio turnover rate	30.18%	81.84%	56.21%	67.09%	58.79%	45.33%

*See accompanying notes which are an integral part of the financial statements.

(a)

For the period January 5, 2004 (commencement of operations) through December 31, 2004.

(b)

Not annualized.

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)

Annualized.

(e)

Net investment income (loss) per share is based on average shares outstanding.

(f)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(g)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora MicroCap Fund	Six Months Ended
CLASS D SHARES	06/30/09 (unaudited)	Period Ended 12/31/08 (a)

Selected Per Share Data
Net asset value, beginning of period	$ 6.07	$ 10.00

Income from investment operations
Net investment income (loss)	(0.07) (e)	(0.08) (e)
Net realized and unrealized gain (loss)	1.63	(3.85)
Total from investment operations	1.56	(3.93)

Less Distributions to shareholders:
From net realized gain	-	-
Total distributions	-	-

Net asset value, end of period	$ 7.63	$ 6.07

Total Return (c)	25.70% (b)	(39.30)% (b)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 2,132	$ 1,360
Ratio of expenses to average net assets	3.75% (d)	5.28% (d)
Ratio of expenses to average net assets
before waiver & reimbursement	3.75% (d)	5.68% (d)
Ratio of net investment income (loss) to
average net assets	(3.29)% (d)	(3.67)% (d)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement	(3.29)% (d)	(4.08)% (d)
Portfolio turnover rate	25.96%	21.04%

*See accompanying notes which are an integral part of the financial statements.

(a)

For the period September 2, 2008 (commencement of operations) through December 31, 2008.

(b)

Not annualized.

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)

Annualized.

(e)

Net investment income (loss) per share is based on average shares outstanding.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Special Opportunity Fund	Six Months Ended
CLASS D SHARES	06/30/09 (unaudited)	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Period Ended 12/31/04(a)

Selected Per Share Data
Net asset value, beginning of period	$ 2.44	$ 4.55	$ 5.49	$ 5.38	$ 5.85	$ 5.00

Income from investment operations
Net investment income (loss)	0.00 (e)	0.04 (e)	(0.02) (e)	0.01(e)	(0.04)(e)	(0.03)
Net realized and unrealized gain (loss)	1.07	(2.10)	(0.29)	0.27	0.08	1.00
Total from investment operations	1.07	(2.06)	(0.31)	0.28	0.04	0.97

Less Distributions to shareholders:
From investment income	-	(0.04)	-	-	-	-
From net realized gain	-	(0.01)	(0.63)	(0.01)	(0.51)	(0.12)
From return of capital	-	-	-	(0.16)	-	-
Total distributions	-	(0.05)	(0.63)	(0.17)	(0.51)	(0.12)

Net asset value, end of period	$ 3.51	$ 2.44	$ 4.55	$ 5.49	$ 5.38	$ 5.85

Total Return (c)	43.85%(b)	(45.35)%	(6.21)%	5.23%	0.79%	19.33% (b)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 2,1871	$ 2,001	$ 3,959	$ 6,098	$ 7,170	$3,284
Ratio of expenses to average net assets (f)	2.79% (d)	2.15%	1.97%	1.88%	2.18%	2.67%(d)
Ratio of expenses to average net assets
before waiver & reimbursement (f)	2.79% (d)	2.15%	1.97%	1.88%	2.18%	2.67%(d)
Ratio of net investment income (loss) to
average net assets (f) (g)	0.36% (d)	0.98%	(0.31)%	0.19%	(0.81)%	(0.76)%(d)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (f) (g)	0.36% (d)	0.98%	(0.31)%	0.19%	(0.81)%	(0.76)%(d)
Portfolio turnover rate	56.06%	211.26%	133.31%	22.18%	156.99%	110.48%

*See accompanying notes which are an integral part of the financial statements.

(a)

For the period January 5, 2004 (commencement of operations) through December 31, 2004.

(b)

Not annualized.

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)

Annualized.

(e)

Net investment income (loss) per share is based on average shares outstanding.

(f)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(g)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements

June 30, 2009

NOTE 1. ORGANIZATION

Ancora Income Fund (the “Income Fund”), Ancora Equity Fund (the “Equity Fund”), Ancora MicroCap Fund (“MicroCap Fund”), Ancora Special Opportunity Fund (the “Special Opportunity Fund”), (each, a “Fund” and collectively, the “Funds”) are each a separate series of Ancora Trust (the “Trust”), an Ohio business trust under a Declaration of Trust dated August 20, 2003.  The Trust’s Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest representing interests in separate funds of securities, and it permits the Trust to offer separate classes of each such series.  The Income Fund’s investment objective is to obtain a high level of income, with a secondary objective of capital appreciation.  The Equity Fund’s investment objective is obtaining a high total return, a combination of income and capital appreciation in the value of its shares.  The MicroCap Fund’s investment objective is to obtain capital appreciation.  The Special Opportunity Fund’s investment objective is obtaining a high total return.  Each Fund is an “open-end” management investment company as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).  Each Fund is a “diversified” company as defined in the 1940 Act.  The Board of Trustees (the “Board”) of the Trust has authorized that shares of the Funds may be offered in two classes: Class C and Class D.  Class C and Class D shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class.  Class C shares are a no-load share class. Class D shares are offered continuously at net asset value. Each class is subject to a different distribution and shareholder service fee. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets.  The investment advisor of the Funds is Ancora Advisors LLC (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation - The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees (the “Board”) to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments relating to FAS 157.  These inputs are summarized in three broad levels listed below

FINANCIAL REVIEW

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Level 1 -  quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's assets carried at fair value:

Ancora Income Fund                                            Investments                   Other Financial

Valuation Inputs:                                                        In Securities                     Instruments*

Level 1 – Quoted Prices                                           $15,290,851                      $               -

Level 2 – Significant Other Observable Inputs                        -                                      -

Level 3 – Significant Unobservable Inputs                              -                                         -

Total                                                                           $15,290,851                       $              -

Ancora Equity Fund                                             Investments                    Other Financial

Valuation Inputs:                                                        In Securities                    Instruments*

Level 1 – Quoted Prices                                            $8,248,401                      $               -

Level 2 – Significant Other Observable Inputs                        -                                     -

Level 3 – Significant Unobservable Inputs                              -                                        -

Total                                                                            $8,248,401                      $               -

Ancora MicroCap Fund                                        Investments                   Other Financial

Valuation Inputs:                                                       In Securities                     Instruments*

Level 1 – Quoted Prices                                            $2,925,595                        $             -

Level 2 – Significant Other Observable Inputs                        -                                     -

Level 3 – Significant Unobservable Inputs                              -                                        -

Total                                                                            $2,925,595                        $             -

Ancora Special Opportunity Fund                          Investments                   Other Financial

Valuation Inputs:                                                        In Securities                     Instruments*

Level 1 – Quoted Prices                                            $5,610,255                        $              -

Level 2 – Significant Other Observable Inputs                        -                                      -

Level 3 – Significant Unobservable Inputs                              -                                         -

Total                                                                            $5,610,255                        $              -

*Other financial instruments include derivative instruments such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Funds did not hold any Level 3 securities during the period.

In April 2009 FASB issued Staff Position No. 157-4. “Determining fair market value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly” (“FSP 157-4”). FSP 157-4 further clarifies the requirements of FAS 157. The Fund adopted FSP 157-4 as of June 30, 2009.

Use Of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes - The Funds’ policy is to continue to comply with the requirements of sub-chapter M of the Internal Revenue Code, as amended, that are applicable to regulated investment companies and to distribute all their taxable income to their shareholders. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2009, the Funds’ did not have a liability for any unrecognized tax benefits. The Funds’ recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the year, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for the tax years before 2005.

FINANCIAL REVIEW

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Distributions To Shareholders – The Income Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on a monthly basis.  The Equity Fund, MicroCap Fund, and Special Opportunity Fund intend to distribute substantially all of their net investment income, if any, as dividends to their shareholders on at least an annual basis.  Distributions to shareholders are recorded on the ex-dividend date.  All the Funds intend to distribute their net realized long term capital gains and net realized short term capital gains, if any, at least once a year.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused by differences in the timing and recognition of certain components of income, expense, or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, the results of operations, or net asset value per share of a Fund.

Other - The Funds follow industry practice and record security transactions based on the trade date.  The specific identification method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual Funds based on each Funds’ relative net assets or other appropriate basis as determined by the Board.

Subsequent Events – Effective June 30, 2009, the Fund adopted FASB Statement of Financial Standard No. 165, “Subsequent Events”, which had no impact on the Fund’s net assets or operations, but required disclosure in the notes to the financial statements at the date which subsequent events have been evaluated by management. Management has evaluated subsequent events through August 28, 2009, the date the financial statements were issued.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust retains Ancora Advisors LLC to manage the Funds’ investments.  As a controlling member of the Advisor, Richard A. Barone, Chairman of the Trust, is regarded to control the Advisor for purposes of the 1940 Act.  Under the terms of the Investment Advisory Agreement, (the “Agreement”), the Advisor manages the Funds’ investments in accordance with the stated policies of the Funds, subject to approval of the Board.  The Advisor makes investment decisions for each Fund and places the purchase and sale orders for portfolio transactions.  As compensation for management services, the Income Fund, Equity Fund, MicroCap Fund, and Special Opportunity Fund are obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of each Fund.  For the period ended June 30, 2009, the Advisor earned fees of $72,556 from the Income Fund, $39,847 from the Equity Fund, $5,482 from the MicroCap Fund, and $24,061 from the Special Opportunity Fund.  At June 30, 2009, payables to the Advisor were $12,476, $7,193, $2,028, and $4,787 for the Income Fund, Equity Fund, MicroCap Fund, and Special Opportunity Fund, respectively.  The Advisor has voluntarily agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the Income Fund to 2.00% for Class C shares and 1.75% for Class D shares.  These waivers may be discontinued at any time. The Advisor has voluntarily agreed to waive its fee and/or reimburse the Equity Fund, the MicroCap Fund, and the Special Opportunity Fund in an amount, if any, by which each of the Fund’s total annual operating expenses exceed 5% of the average net assets of such fund. As of January 1, 2009 the Advisor voluntary agreed to waive the portion of the MicroCap Fund’s advisory fee in excess of 0.5%. The Advisor waived fees of $6,116 for the Income Fund and $5,482 for the MicroCap Fund for the period ended June 30, 2009.

FINANCIAL REVIEW

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

The Funds have adopted a Distribution and Shareholder Servicing Plan (each such plan, a “Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares authorized.  The principal activities for which payments will be made include (i) compensation of securities dealers (including Ancora Securities Inc.) and others for distribution services and (ii) advertising.  In addition, each of the Funds shall pay service fees pursuant to agreements with dealers (including Ancora Securities Inc.) or other servicers.  Richard A. Barone, Chairman of the Trust and controlling shareholder of Ancora Capital, Inc., the parent company of Ancora Securities Inc., has an indirect financial interest in the operation of the Plan.

For the period ended June 30, 2009 the fees paid were as follows:

			Amount payable at
Fund	Annual Rate	Fees Earned	June 30, 2009

Income Fund
Class C	0.50%	$ 22,810
Class D	0.25%	6,734
		$ 29,544	$ 4,362
Equity Fund
Class C	0.75%	$ 20,799
Class D	0.25%	3,029
		$ 23,828	$ 5,015
Microcap Fund
Class C	0.75%	$ 2,218
Class D	0.25%	1,994
		$ 4,212	$ 817
Special Opportunity Fund
Class C	0.75%	$ 10,661
Class D	0.25%	2,462
		$ 13,123	$ 3,509

The Funds have entered into an Administration Agreement with Ancora Capital, Inc. Pursuant to the Administration Agreement; each of the Funds will pay an administration fee equal to 0.10% of average net assets of each Fund monthly.  Under the Administration Agreement, Ancora Capital, Inc. will assist in maintaining office facilities, furnish clerical services, prepare and file documents with the Securities and Exchange Commission, coordinate the filing of tax returns, assist with the preparation of the Funds’ Annual and Semi-Annual Reports to shareholders, monitor the Funds’ expense accruals and pay all expenses, monitor the Funds’ sub-chapter M status, maintain the Funds’ fidelity bond, monitor each Funds’ compliance with such Funds’ policies and limitations as set forth in the Prospectus and Statement of Additional Information and generally assist in the Funds’ operations.  For the period ended June 30, 2009, Ancora Capital Inc. earned $7,256 from the Income Fund, $3,984 from the Equity Fund, $1,087 from the MicroCap Fund, and $2,405 from the Special Opportunity Fund.  As of June 30, 2009, Ancora Capital Inc. was owed $1,231, $719, $608, and $479 by the Income Fund, Equity Fund, MicroCap Fund, and Special Opportunity Fund, respectively, for administrative services.

The Funds’ Board of Trustees has determined that any portfolio transaction for any of the Funds may be effected through Ancora Securities Inc., if, in the Advisor’s judgment, the use of Ancora Securities Inc. is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, Ancora Securities Inc. charges each Fund a commission rate consistent with those charged by Ancora Securities Inc. to comparable unaffiliated customers in similar transactions. For the period ended June 30, 2009, Ancora Securities Inc. received commissions on security transactions of $9,796 for the Income Fund, $6,719 for the Equity Fund, $2,919 for MicroCap Fund, and $20,771 for the Special Opportunity Fund.

Effective June 30, 2009, the Trust retains Ancora Securities, Inc. (the “Distributor”), to act as the principal distributor of its shares. The Distributor is an affiliate of the Advisor and serves without compensation other than fees paid to Ancora Securities under the 12b-1 Plan.

FINANCIAL REVIEW

NOTE 4. INVESTMENTS

For the period ended June 30, 2009, purchases and sales of investment securities, other than short-term investments and short-term U.S. Government obligations were as follows:

				Special
	Income	Equity	MicroCap	Opportunity
	Fund	Fund	Fund	Fund
Purchases
U.S. Government Obligations	$ -	$ -	$ -	$ -
Other	2,654,443	2,430,006	683,039	2,703,829

Sales
U.S. Government Obligations	$ -	$ -	$ -	$ -
Other	3,273,298	3,859,005	563,741	4,789,317

At June 30, 2009, the costs of securities for federal income tax purposes were $16,009,632, $9,772,530 $3,166,279, and $5,683,261 for the Income Fund, Equity Fund, MicroCap Fund, and Special Opportunity Fund respectively.

As of June 30, 2009, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

NOTE 5. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of June 30, 2009 Pershing & Company owned, for the benefit of its customers, the following percentages of the outstanding shares:

Income Fund Class C	90.68%
Income Fund Class D	95.83%
Equity Fund Class C	95.40%
Equity Fund Class D	96.41%
MicroCap Fund Class C	95.18%
MicroCap Fund Class D	100.00%
Special Opportunity Fund Class C	94.52%
Special Opportunity Fund Class D	97.92%

FINANCIAL REVIEW

NOTE 6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended June 30, 2009 is as follows:

	Income	Income	Equity	Equity
	Fund	Fund	Fund	Fund
	Class C	Class D	Class C	Class D
Ordinary income	$ 383,090	$ 234,756	$ -	$ -
Short-term capital gain	-	-	-	-
Long-term capital gain	-	-	-	-
Return of Capital	-	-	-	-
	$ 383,090	$ 234,756	$ -	$ -

			Special	Special
	Micro Cap	Micro Cap	Opportunity	Opportunity
	Fund	Fund	Fund	Fund
	Class C	Class D	Class C	Class D
Ordinary income	$ -	$ -	$ -	$ -
Short-term capital gain	-	-	-	-
Long-term capital gain	-	-	-	-
Return of Capital	-	-	-	-
	$ -	$ -	$ -	$ -

The tax character of distributions paid during the year ended December 31, 2008 is as follows:

	Income	Income	Equity	Equity
	Fund	Fund	Fund	Fund
	Class C	Class D	Class C	Class D
Ordinary income	$ 676,304	$ 426,034	$ 62,790	$ 49,388
Short-term capital gain	-	-	90,808	40,900
Long-term capital gain	-	-	484,144	218,057
Return of Capital	66,044	41,528	-	-
	$ 742,348	$ 467,562	$ 637,742	$ 308,345

			Special	Special
	MicroCap	MicroCap	Opportunity	Opportunity
	Fund	Fund	Fund	Fund
	Class C	Class D	Class C	Class D
Ordinary income	$ -	$ -	$ 30,630	$ 30,458
Short-term capital gain	-	-	7,265	4,873
Long-term capital gain	-	-	-	-
Return of Capital	-	-	-	-
	$ -	$ -	$ 37,895	$ 35,331

NOTE 6. DISTRIBUTIONS TO SHAREHOLDERS - continued

As of June 30, 2009, the components of distributable earnings on a tax basis were as follows:

				Special
	Income	Equity	Microcap	Opportunity
	Fund	Fund	Fund	Fund
Accumulated undistributed ordinary income	$ 156,128	$ 55,825	$ (36,554)	$ 1,240
Accumulated undistributed
capital gains / (capital loss carryforward)	(3,493,980)	(2,069,127)	(41,546)	(3,725,885)
Unrealized appreciation (depreciation)	(718,731)	(1,524,129)	(240,684)	76,244
	$ (4,056,583)	$ (3,537,431)	$ (318,784)	$ (3,648,401)

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of post-October losses and losses on wash sales.  The Income Fund has elected to defer post-October losses of $524,603, the Equity Fund has elected to defer $205,071 of post-October losses, the MicroCap Fund has elected to defer $101,040 at post-October losses, and the Special Opportunity Fund has elected to defer post-October losses of $630,138.

FINANCIAL REVIEW

NOTE 7. CAPITAL LOSS CARRYFORWARDS

At June 30, 2009, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains through the indicated expiration dates.

	December 31,	December 31,	December 31,	December 31,
	2012	2014	2015	2016	Total
Income Fund	$ 62,995	$ 316,587	$ 97,377	$ 890,416	$ 1,367,375
MicroCap Fund				$ 18,961	$ 18,961
Special Opportunity Fund				$ 1,693,167	$ 1,693,167

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the funds, fund policies, operations, management and risks and is available, without charge, upon request.  You may call toll-free (866) 626-2672 to request a copy of the SAI or to make shareholder inquiries.

PORTFOLIO HOLDINGS DISCLOSURE POLICY (Unaudited)

The Funds disclose their portfolio holdings in the following manner: (i) the funds file complete schedules of portfolio holdings with the Commission for the first and third quarter each year on Form N-Q; (ii) the Funds’ form N-Q are available on the Commission website at http:www.sec.gov and in annual and semi-annual reports to shareholders’ (iii) the Funds’ Form N-Q may be reviewed and copied at the Commission Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; (iv) on the Funds’ internet site www.ancorafunds.com approximately 10 days after the end of each fiscal quarter, which information is current as of the end of such fiscal quarter’ and (v) is available upon request by contacting the Funds in writing or by phone.

PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the twelve month period ended June 30, 2009, is available without charge upon request by (1) calling the Funds at (866) 626-2672; (2) on the Funds’ internet site www.ancorafunds.com; and (3) from Funds’ documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

(THIS PAGE INTENTIONALLY LEFT BLANK)

FUND EXPENSES

FUND EXPENSES

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Ancora Income Fund	Beginning Account		Expenses Paid During
	Value 01/01/09	Ending Account Value 06/30/09	the Period* 01/01/09 to 06/30/09
Actual
Class C	$1,000.00	$1,106.77	$10.45
Class D	$1,000.00	$1,108.64	$9.15
Hypothetical (5% Annual Return before expenses)
Class C	$1,000.00	$1,014.88	$9.99
Class D	$1,000.00	$1,016.12	$8.75

* Expenses are equal to the Class C and D fund shares’ annualized expense ratio of 2.00% and 1.75% respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FUND EXPENSES

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED) - (continued)

Ancora Equity Fund	Beginning Account		Expenses Paid During
	Value 01/01/09	Ending Account Value 06/30/09	the Period* 01/01/09 to 06/30/09
Actual
Class C	$1,000.00	$1,025.21	$13.96
Class D	$1,000.00	$1,026.17	$11.40
Hypothetical (5% Annual Return before expenses)
Class C	$1,000.00	$1,011.01	$13.86
Class D	$1,000.00	$1,013.54	$11.33

* Expenses are equal to the Class C and Class D fund shares’ annualized expense ratio of 2.78% and 2.27% respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Ancora MicroCap Fund	Beginning Account		Expenses Paid During
	Value 01/01/09	Ending Account Value 06/30/09	the Period* 01/01/09 to 06/30/09
Actual
Class C	$1,000.00	$1,254.13	$23.75
Class D	$1,000.00	$1,257.00	$20.99
Hypothetical (5% Annual Return before expenses)
Class C	$1,000.00	$1,003.57	$21.11
Class D	$1,000.00	$1,006.20	$18.65

* Expenses are equal to the Class C and Class D fund shares’ annualized expense ratio of 4.25% and 3.75% respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Ancora Special Opportunity	Beginning Account		Expenses Paid During
Fund	Value 01/01/09	Ending Account Value 06/30/09	the Period* 01/01/09 to 06/30/09
Actual
Class C	$1,000.00	$1,436.97	$19.94
Class D	$1,000.00	$1,438,52	$16.87
Hypothetical (5% Annual Return before expenses)
Class C	$1,000.00	$1,008.43	$16.43
Class D	$1,000.00	$1,010.96	$13.91

* Expenses are equal to the Class C and Class D fund shares’ annualized expense ratio of 3.30% and 2.79% respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

TRUSTEES, OFFICERS, & SERVICE PROVIDERS

TRUSTEES, OFFICERS, & SERVICE PROVIDERS

The Board of Trustees is responsible for managing the Funds’ business affairs and for exercising each Fund’s powers except those reserved for the shareholders. The day-to-day operations of the Funds are conducted by its officers. The following table provides biographical information with respect to each current Trustee and officer of the Funds.

Name, Address and Age	Position(s) Held with the Fund	Term of Office (2) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships
Independent Directors:
Raj Aggarwal College of Business Administration	Trustee	Since November 15, 2003	Dean of the College of Business Administration and Frank C. Sullivan Professor of International Business and Finance at University of Akron from 2006 to present. Firestone Chair and Professor of Finance at Kent State University from 1999 to the 2006; Mellon Chair in and Professor of Finance at John Carroll University from 1987 to 1999.	4	None.
University of Akron
Akron, OH 44325
62
Donald Lerner	Trustee	Since	Consultant to the marking device industry and private investor. Owner of Ace Rubber Company (marking devices) until 1999.	4	None.
200 North Folk Dr., Bentleyville, OH 44022		November 15, 2003
74
Anne Peterson Ogan 115 West Juniper Lane, Moreland Hills, OH 44022,	Trustee	Since November 15, 2003	President of The Proper Analysis Corp. (investment management firm) from 1993 to the present.	4	None.
62
Austin J. Mulhern	Trustee	Since	Retired; Chairman and financial advisor of Tenth Floor, LLC (Internet marketing and technology company) from 2001 to the present; Senior Vice President and Chief Financial Officer of FirstMerit Corporation from 1998 to 1999.	4	None.
10630 Wyndtree Drive Concord, Ohio 44077		November 15, 2005
67
Interested Director:
Richard A. Barone (1)	Chairman, Trustee and Portfolio Manager	Since August 2, 2003	Portfolio Manager of the Ancora Funds since 2004; Chairman and Manager of Ancora Advisors LLC since 2003; Chairman and Director of Ancora Capital, Inc. since 2002; Chairman and Director of Ancora Securities, Inc. since 2000; member of the Executive Committee of the Ancora entities since 2006; Portfolio Manager of Fifth Third Investment Advisors from 2001 to 2003; Chief Executive Officer of Maxus Investment Group (financial services) until 2001; Portfolio Manager of Maxus Income Fund, Maxus Equity Fund and Maxus Aggressive Value Fund until 2001.	4	The Stephen Company (TSC) Mace Security International (MACE)
2000 Auburn Drive, Suite 300
Cleveland, Ohio 44122,
67
Officers:
David W. Kuhr 2000 Auburn Dr. Cleveland, OH 44122 48	Chief Compliance Officer	Since October 1, 2003	Ancora Advisors LLC, Chief Compliance Officer; Ancora Securities, Inc., Director of Compliance; Ancora Capital Inc., Director of Compliance	4	None.
Bradley A. Zucker 2000 Auburn Dr. Cleveland, OH 44122 36	Secretary	Since August 2, 2003	Ancora Advisors LLC, CFO; Ancora Securities, Inc., CFO and Director; Ancora Capital Inc., CFO and Director; Ancora entities, member of the Executive Committee	4	None.

(1)   Richard A. Barone is considered an “interested person” as defined in Section 2(a) (19) of the 1940 Act by virtue of his affiliation with the Advisor.

(2)  Each trustee holds office for an indefinite term until the earlier of (i) the election of his or her successor or (ii) the date the trustee dies, resigns or is removed.

TRUSTEES, OFFICERS, & SERVICE PROVIDERS

DIRECTORS

Richard A. Barone

Raj Aggarwal

Donald Lerner

Austin J. Mulhern

Anne Peterson Ogan

OFFICERS

Richard A. Barone, Chairman and Treasurer

Bradley Zucker, Secretary

David W. Kuhr, Chief Compliance Officer

INVESTMENT ADVISOR

Ancora Advisors LLC

2000 Auburn Drive,

Suite 300

Cleveland, OH 44122

DISTRIBUTOR

Ancora Securities, Inc.

2000 Auburn Drive,

Suite 300

Cleveland, OH 44122

INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, Ohio  44145

LEGAL COUNSEL

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Avenue E.

Cleveland, OH 44114

CUSTODIAN

U.S. Bank N.A.

425 Walnut Street

Cincinnati, OH 45202

TRANSFER AGENT

AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC.

8000 Town Centre Drive Suite 400

Broadview Heights, OH  44147

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses.  Please read the prospectus carefully before investing.

The Funds’ Statement of Additional Information includes additional information about the Funds and is available upon request at no charge by calling the Fund.

Distributed by Ancora Securities, Inc.

Member FINRA/SIPC

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CERT.  Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Richard A. Barone

* Richard A. Barone

Chairman and Treasurer

Date: October 6, 2009

*Print the name and title of each signing officer under his or her signature.